Inventories - Schedule of Inventories (Details) - USD ($)	Oct. 31, 2025	Oct. 31, 2024
Schedule of Inventories [Abstract]
Raw materials	$ 2,363,097	$ 1,568,246
Finished goods	4,141,664	1,065,369
Total inventories	$ 6,504,761	$ 2,633,615